Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000001397 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	9.36%	8.08%	8.27%
C000174004 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	9.42%	8.29%	8.41%
C000000872 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	9.43%	8.16%	8.34%
C000000870 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	9.45%	8.17%	8.35%
C000000869 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent	7.33% [1]	7.09%	7.26%
C000000867 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Average Annual Return, Percent	2.90%	6.63%	7.43%
Without Sales Load [Member] | C000000869 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	8.33%	7.09%	7.26%
Without Sales Load [Member] | C000000867 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	9.17%	7.90%	8.07%
Customized Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized Blended Index
Average Annual Return, Percent	11.36%	8.98%	9.67%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (broad-based index)
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index (broad-based index)
Average Annual Return, Percent	15.00%	15.27%	14.62%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.